Financial instruments and risk management - Outstanding assets and liabilities derivatives positions (Details) ¥ in Thousands, R$ in Thousands, $ in Thousands	Jun. 30, 2026 BRL (R$)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 BRL (R$)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	R$ 3,466,056			R$ 230,312
Debt hedges
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	543,741			(851,427)
Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	2,633,718			1,004,060
Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	288,597			77,679
Zero cost collar (U.S.$ x R$) | Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		$ 4,612,500			$ 6,156,400
Fair value in R$	2,628,095			979,705
Zero cost collar (U.S.$ x R$) | Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		281,797			359,677
Fair value in R$	130,992			(33,279)
NDF (R$ x US$) | Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		230,000			90,000
Fair value in R$	5,623			24,355
Swap US$ e US-CPI (1) | Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		148,846			153,342
Fair value in R$	157,605			112,058
Swap VLSFO/Brent | Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount | $					1,217
Fair value in R$				(1,100)
Derivative Assets | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	8,524,425			7,554,745
Derivative Assets | Swap CDI x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	12,461,936			8,788,534
Fair value in R$	2,822,436			2,525,172
Derivative Assets | Swap SOFR x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		2,397,482			2,400,260
Fair value in R$	633,912			492,458
Derivative Assets | Swap IPCA x CDI (notional in Brazilian Reais) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	14,035,766			11,059,169
Fair value in R$	1,952,663			1,549,779
Derivative Assets | Swap CDI x SOFR (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	3,399,600			3,399,600
Fair value in R$	935,720			915,431
Derivative Assets | Swap CNY to Fixed | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount | ¥			¥ 2,600,000			¥ 2,600,000
Fair value in R$	563,808			509,116
Derivative Assets | Pre-fixed Swap to CDI US$ | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,000,000			2,400,000
Fair value in R$	1,615,886			1,562,789
Derivative Liabilities | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	(7,980,684)			(8,406,172)
Derivative Liabilities | Swap CDI x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		2,345,530			1,635,783
Fair value in R$	(2,204,533)			(2,686,614)
Derivative Liabilities | Swap SOFR x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		2,397,482			2,400,260
Fair value in R$	(385,121)			(400,210)
Derivative Liabilities | Swap IPCA x CDI (notional in Brazilian Reais) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	13,032,960			10,466,620
Fair value in R$	(2,728,045)			(2,210,556)
Derivative Liabilities | Swap CDI x SOFR (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		660,171			660,171
Fair value in R$	(823,919)			(1,080,537)
Derivative Liabilities | Swap CNY to Fixed | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		$ 362,736			$ 362,736
Fair value in R$	(445,024)			(473,828)
Derivative Liabilities | Pre-fixed Swap to CDI US$ | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,000,000			2,400,000
Fair value in R$	R$ (1,394,042)			R$ (1,554,427)